General	12 Months Ended
Dec. 31, 2021
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Nano-X Imaging Ltd, an Israeli Company (hereinafter “the Company” or “Nanox IL”), was incorporated on December 20, 2018 and commenced its operations on September 3, 2019.

On September 19, 2019, Nanox IL established Nanox Imaging Inc. (hereinafter “Nanox Japan”), a wholly owned subsidiary in Japan.

On September 25, 2020, Nanox IL established Nano-X Korea Inc. (hereinafter “Nanox Korea”), a wholly owned subsidiary in Korea.

On September 30, 2021, Nanox IL established Nanox Imaging Inc. (hereinafter “Nanox U.S.”), a wholly owned subsidiary in the United States. On the same date, Nanox U.S. established Nanox MDW Inc. (hereinafter “Nanox MDW”).

On November 2, 2021, Nanox U.S. completed the acquisition of 100% of the shares of USARAD Holdings, Inc. (refer to Note 3).

On November 4, 2021, the Company, completed the merger with Zebra Medical Vision Ltd (refer to Note 3).

The Company together with its subsidiaries, develops a commercial-grade tomographic imaging device with a digital X-ray source, provides teleradiology services and develops artificial intelligence applications designed to be used in real-world medical imaging applications. The Company’s solution, referred to as the Nanox Multi Source System, has two integrated components – “Nanox.ARC” and “Nanox. CLOUD”. Nanox.ARC is a medical tomographic imaging system incorporating the Company’s novel digital X-ray source. Nanox. CLOUD is a platform which employs a matching engine to match medical images to radiologists, provides image repository, connectivity to diagnostic assistive AI systems, billing and reporting. On April 1, 2021, the Company received clearance from the FDA to market the Company’s Nanox Cart X-Ray System. In addition, the Company is in the process to receive clearance from the FDA to market the Company’s Nanox Multi Source System.

The Company has experienced net losses and negative cash flows from operations since its inception. The Company anticipates such losses will continue until its product candidates reach commercial profitability. In August 2020, the Company completed an IPO on Nasdaq with net proceeds received from the IPO of approximately $169 million. Based on the Company’s financing activities during the year ended December 31, 2021, the Company has sufficient funds for its plans for the next twelve months from the issuance of these financial statements.

b.	Current Impact of COVID-19

Following the December 2019 outbreak of Coronavirus (COVID-19) in China, it has spread into most countries across the world, including Israel, Japan and all 50 states within the U.S. The COVID-19 pandemic is evolving, and to date has led to the implementation of various responses, including government-imposed quarantines, travel restrictions and other public health safety measures. The COVID-19 pandemic has adversely impacted the Company’s operations in various ways. For example, the Company’s engineers are unable to make work-related trips to Korea or Israel to test and optimize the Nanox.ARC. The potential business partners are unable to make on-site visits to the Company’s facilities or attend industry conferences and meetings to experience the Nanox.ARC, which has negatively impacted the Company’s business development and deployment activities. The external labs the Company works with have also been affected by COVID-19, resulting in delays in the Company’s timelines for obtaining regulatory approval. COVID-19 has also caused shutdowns or disruptions of business for our manufactures and suppliers. The continued spread of COVID-19 globally could adversely impact the Company’s development, manufacture, or deployment of the Nanox Systems, which could adversely affect the Company’s ability to obtain regulatory approval for and to commercialize the Nanox Systems, increase the operating expenses and have a material adverse effect on the Company’s financial results.

c.	Current Impact of geopolitical tensions and the start of the military conflict between Russia and Ukraine

U.S. and global markets are experiencing volatility and disruption following the escalation of geopolitical tensions and the start of the military conflict between Russia and Ukraine. On February 24, 2022, a full-scale military invasion of Ukraine by Russian troops was reported. Although the length and impact of the ongoing military conflict is highly unpredictable, the ongoing conflict in Ukraine could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets. As a result, sanctions and penalties have been levied by the United States, European Union and other countries against Russia. Russian military actions and the resulting sanctions could have a negative impact on supply chains, the Company’s MSaaS agreements relating to Russia and Belarus or the region and adversely affect the global economy and financial markets. Any of the abovementioned factors could affect the Company’s business, prospects, financial condition, and operating results. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial.